Summary of Off-Balance Sheet Credit Risks, Net of Participations (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Lending commitments
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Potential exposure of off-balance sheet credit risks	$ 31,265	[1]	$ 28,406	[1]
Standby letters of credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Potential exposure of off-balance sheet credit risks	7,167	[2]	6,707	[2]
Commercial letters of credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Potential exposure of off-balance sheet credit risks	219		437
Securities lending indemnifications
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Potential exposure of off-balance sheet credit risks	245,717		268,812
Support agreements
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Potential exposure of off-balance sheet credit risks			$ 63

[1]	Net of participations totaling $350 million at Dec 31, 2012 and $326 million at Dec. 31, 2011.
[2]	Net of participations totaling $1.0 billion at Dec. 31, 2012 and $1.2 billion at Dec. 31, 2011.